Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Merchandise	$4,070	$3,978
Project in process	4,805	4,859
Work in process	145	98
Raw materials	224	279
	9,244	9,214
Land held under development	1,999	1,999
Construction in progress	84	103
	$11,327	$11,316